CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF EQUITY
Net income attributable to the redeemable noncontrolling interest not included in equity	$ 24.6	$ 26.6	$ 36.0	$ 32.0	$ 35.0